REPORT TO STOCKHOLDERS



To the Stockholders:

   The Annual Report of The Old Dominion Investors Trust, Inc. covers the 12 month period of our year from September 1, 2000 through August 31, 2001.

   There were no factors, strategies, or techniques that materially affected the Fund over the past year. Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years.

   We focus on buying and adding stocks of companies with dividends and good prospects for improving earnings.

   The Fund, through August 31, 2001, received $362,607 from expired put and call options ($.87 per share). This income is distributed to stockholders in the form of cash distributions. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

   The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.

                                        Sincerely yours,

                                        Cabell B. Birdsong
                                        President, Investors Security Co., Inc.
                                        Investment Advisor and Manager

                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.

October 15, 2001

  Comparison of the Change in a $10,000 Investment in Old Dominion Investors'
         Trust and the Standard & Poors 500 Index as of August 31, 2001

                                    [GRAPH]


      Average Anuual Returns for the periods ended August 31, 2001*

                 1
               Year                       5 Year                                        10 Year
               ----                       ------                                        -------
               -8.48%                       6.40%                                          8.00%

      * Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses


Value at August 31,       1991    1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
-------------------      ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Old Dominion Investors'
 Trust                    $9,600 $10,107 $11,140 $11,800 $13,934 $15,928 $20,298 $20,214 $24,634 $22,635 $21,580
Standard & Poors
 500 Index               $10,000 $10,793 $12,437 $13,117 $15,931 $18,914 $26,598 $28,751 $40,201 $46,762 $35,357

   Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
August 31, 2001

 Shares                                   Value
 ------      COMMON STOCKS: 93.8%       ---------
             Aerospace/Defense: 1.8%
 2,000  United Technologies Corp.       $ 136,800
                                        ---------
                 Chemicals: 1.9%
 4,000  Dow Chemical                      140,240
                                        ---------
              Communications: 7.9%
 7,550  AT&T Corp.                        143,752
 2,429  AT&T Wireless Services             37,650
 5,900  Motorola Inc.                     102,660
 2,500  Nortel Networks Corp.              15,650
 2,700  SBC Communications Inc.           110,457
 1,700  Tyco International LTP             88,315
 2,000  Verizon Communications Inc.        100,00
                                        ---------
         Total                            598,484
                                        ---------
                 Computers: 4.9%
 3,500  Hewlett-Packard                    81,235
 2,900  Intl Business Machines Corp.      290,000
                                        ---------
         Total                            371,235
                                        ---------
       Consumer Goods and Services: 15.4%
 2,200  Anheuser-Busch Companies Inc.      94,688
 3,500  Carnival Corp.                    109,480
 4,300  General Electric Co.              176,214
 2,500  General Mills Inc.                110,850
 1,800  Johnson & Johnson                  94,878
 2,600  Kimberly-Clark Corp.              161,330
 3,800  Philip Morris Companies Inc.      180,120
 1,900  Procter & Gamble Co.              140,885
 3,400  Tiffany & Co.                     105,910
                                        ---------
         Total                          1,174,365
                                        ---------
                  Energy: 10.5%
 3,600  Duke Energy Corp.                 141,516
 4,000  Enron Corp.                       139,960
 2,984  Exxon Mobil Corp.                 119,808
 1,700  Royal Dutch Petro-NY Shares        96,271
 2,300  Schlumberger LTD                  112,700
 4,000  TXU Corporation                   189,920
                                        ---------
         Total                            800,175
                                        ---------
               Entertainment: 1.3%
        AOL Time Warner                    97,110
                                        ---------

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
August 31, 2001

 Shares                                        Value
 ------                                      ----------
               Financial Services: 19.3%
 5,000  American Express Company             $  182,100
 6,400  Bank of America Corp.                   393,599
   100  Bank Of New York Inc.                     3,970
 1,300  Fannie Mae                               99,073
 2,000  Wachovia Corp.                           68,840
 7,000  FleetBoston Financial Corp.             257,810
 5,050  JP Morgan Chase & Co., Inc.             198,970
 3,000  Merrrill Lynch & Co.                    154,800
 2,000  Morgan Stanley Dean Witter & Co.        106,700
                                             ----------
         Total                                1,465,862
                                             ----------
            Industrial Manufacturing: 8.9%
 4,200  Du Pont De Numours                      172,074
 5,500  Ford Motor Company                      109,285
 2,000  General Motors Corp.                    109,500
   800  Minnesota Mining & FG Co.                83,280
 2,700  Texas Instruments Inc                    89,370
 2,000  Weyerhaeuser Co.                        113,500
                                             ----------
         Total                                  677,009
                                             ----------
              Information Services: 2.7%
 1,500  Gannet Co.                               92,490
   500  McGraw-Hill Companies Inc.               29,625
 2,000  New York Times Co.                       85,500
                                             ----------
         Total                                  207,615
                                             ----------
                    Insurance: 5.2%
 2,050  American International Group, Inc.      160,310
 1,400  CIGNA Corp.                             126,000
 2,600  St. Paul Companies                      109,278
                                             ----------
         Total                                  395,588
                                             ----------
                 Pharmaceutical: 4.2%
 2,600  Pfizer Inc.                              99,606
 1,800  Pharmacia Corp.                          71,280
 3,900  Schering-Plough Corp.                   148,707
                                             ----------
         Total                                  319,593
                                             ----------
                     Retail: 7.0%
 2,100  The Gap Inc.                             41,265
 2,700  Home Depot Inc.                         124,065
 4,200  Gillette Company                        128,730
 1,000  Sears, Roebuck & Co.                     42,750
 4,100  Wal-Mart Stores Inc.                    197,005
                                             ----------
         Total                                  533,815
                                             ----------

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
August 31, 2001

 Shares                                            Value
 ------                                          ----------
                   Transportation: 2.8%
 3,500  Burlington Northern Santa Fe                 94,885
 2,500  Delta Air Lines Inc.                         96,500
 1,000  Norfolk Southern Corp.                       18,620
                                                 ----------
                                                    210,005
                                                 ----------
         Total common stocks (Cost $8,530,328)   $7,127,886
                                                 ----------


 Principal
 ---------                REPURCHASE AGREEMENTS: 10.3%
 $420,000  PNC Bank N.A., 2.35%, dated 8/31/01, due 9/7/01,
           repurchase price $420,027 (collateralized by U.S. Treasury
           Note, 6.00% due 8/15/09, market value $428,348)              420,000
                                                                        -------
            Total repurchase agreements (Cost $420,000)                 420,000
                                                                        -------

         Total Investments in Securities
          (Cost $8,950,328)* (Notes 1A and 2)               99.3%   7,547,886
         Cash and Other Assets in Excess of Liabilities -
           Net                                               0.7%      53,456
                                                           -----  -----------
          Total Net Assets                                 100.0% $ 7,601,342
                                                           =====  ===========
         *  Cost for federal income tax purposes is
            $9,708,932 and net unrealized depreciation
            consists of:
             Gross Unrealized Appreciation                        $   145,839
             Gross Unrealized Depreciation                         (1,548,281)
                                                                  -----------
             Net Unrealized Depreciation                          $(1,402,442)
                                                                  ===========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
August 31, 2001

Number of
Contracts                                                                 Value
---------  COVERED CALL OPTIONS:                                          -----
20         AT&T Corp., October $30                                          100
10         American Express Co., January $56.625                            125
10         American Express, October $55                                     50
10         American Intl Group, November $100                               100
10         American Intl Group, Inc., November $95                          150
10         Anheuser Busch, January $50                                      650
10         Anheuser Busch, September $50                                     50
12         AOL Time Warner, January $57.5                                   360
30         Bank of America Corp., November $70                            1,800
10         Burlington Northern Santa Fe, October $35                         50
15         Carnival Corp., January $35                                    2,250
 7         CIGNA Corp., October $115                                        105
10         Delta Air Lines, Inc., January $55                               250
10         Dow Chemical, December $45                                       200
25         Dow Chemical, September $40                                      125
10         Duke Energy Corp., January $45                                 1,225
10         Duke Energy Corp., October $50                                   150
10         Du Pont De Numours, October $55                                   50
10         Enron Corp., January $80                                         100
10         Enron Corp., October $85                                         100
14         Exxon Mobil Corp., October $50                                   140
 5         Fannie Mae, September $90                                         60
20         FleetBoston Financial Corp., January $45                         950
15         FleetBoston Financial Corp., January $50                         300
15         Ford Motor Company, December $30                                  75
20         Ford Motor Company, December $35                                 200
 7         Gannett Co., January $70                                         718
20         Gap, September $35                                               100
10         General Electric Co., December $60                               100
20         General Electric Co., September $55                              100
10         General Mills, Inc., January $50                                 475
10         General Motors Corp., September $65                              100
20         Gillette Company, September $40                                  100
10         Home Depot Inc., January $55                                   1,200
15         Intl Business Machines Corp., October $120                       675
10         Johnson & Johnson, January $60                                   850
10         JP Morgan Chase & Co., December $60                              100
15         JP Morgan Chase & Co., January $60                               562
10         Kimberly-Clark Corp., January $70                              1,150
 5         Kimberly-Clark Corp., October $75                                 50

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
August 31, 2001

Number of
Contracts                                                                  Value
---------    COVERED CALL OPTIONS:                                        -------
10         Merrill Lynch & Co., October $80                                    50
 4         Minnesota Mining & MFG Co., January $140                           160
10         Morgan ST Dean Witter & Co., October $70                           225
10         New York Times Co., October $50                                    250
13         Pfizer Inc., September $50                                          65
10         Pharmacia Corp., October $60                                        50
10         Philip Morris Companies Inc., January $60                          350
10         Philip Morris Companies Inc., September $60                         50
10         Procter & Gamble Co., October $75                                2,525
10         Royal Dutch Petro-NY Shares, January $70                           275
15         SBC Communications Inc., October $50                               150
10         Schering-Plough Corp., November $50                                150
10         Schlumberger LTD, January $65                                      675
10         Sears, Roebuck & Co., October $45                                1,250
15         Tiffany & Co., January $40                                       1,200
15         TXU Corp., October $50                                             788
 7         Tyco International LTD, October $60                                175
 5         United Technologies Corp., January $85                             462
 5         United Technologies Corp., November $85                            125
10         Verizon Communications Inc., October $60                           150
20         Wachovia Corp., October $45                                        200
10         Wal-Mart Stores, Inc., December $60                                450
10         Wal-Mart Stores, Inc., September $60                                50
10         Weyerhaeuser Co., October $85                                      300
                                                                          -------
760           Total (premiums received $79,428)                            26,120
                                                                          -------
           PUT OPTIONS:
10         Anheuser Busch, September $40                                      100
 5         CIGNA Corp., October $90                                         1,110
 7         Enron Corp., October $50                                        10,640
 5         Fannie Mae, September $80                                        2,100
 5         Ford Motor Company, September $25                                2,550
10         Verizon Communications, October $56                              5,450
                                                                          -------
40            Total (premiums received $16,765)                            21,950
                                                                          -------
              Total (premiums received $86,228)(Notes 1A, 1D and 3)       $48,070
                                                                          =======

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

ASSETS
 Investments in securities, at value (identified cost $8,950,328)
  (Notes 1A and 2)                                                $ 7,547,886
 Cash                                                                 101,245
 Receivable for:
  Dividends and interest                                               15,087
 Prepaid expenses                                                      16,890
                                                                  -----------
  Total assets                                                      7,681,108
                                                                  -----------

LIABILITIES
 Accrued expenses                                                      31,696
 Options written, at value (premiums received $96,266) (Note 3)        48,070
                                                                  -----------
    Total liabilities                                                  79,766
                                                                  -----------

NET ASSETS
(Applicable to 416,614 shares of capital stock outstanding;
 500,000 shares of $12.50 par value authorized)                   $ 7,601,342
                                                                  ===========
Computation of offering price:
 Net asset value and redemption price per share ($7,603,660
  divided by 416,614 shares)                                      $     18.25
                                                                  ===========
 Offering price per share (100/96 of net asset value)*            $     19.01
                                                                  ===========

* On investments of $100,000 or more the offering price is reduced.

Net assets consist of:
 Paid-in capital                                                  $ 9,258,196
 Accumulated net realized loss on investments                        (302,568)
 Net unrealized depreciation of investments                        (1,354,286)
                                                                  -----------
                                                                  $ 7,601,342
                                                                  ===========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF OPERATIONS
Year ended August 31, 2001

   INVESTMENT INCOME
    Income
     Dividends                                                 $ 144,343
     Interest                                                     30,344
                                                               ---------
     Total income                                                174,687
                                                               ---------
    Expenses
     Investment management fee (Note 4)                           40,173
     Professional fees                                            28,067
     Insurance expense                                            16,081
     Printing shareholder reports                                 15,477
     Directors' fees                                              10,010
     Registration fees                                             3,025
     Transfer Agent expenses                                      36,976
     Distribution expenses                                         5,415
                                                               ---------
      Total expenses                                             155,224
                                                               ---------
   NET INVESTMENT INCOME                                          19,463
                                                               ---------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND OPTIONS WRITTEN
     Net realized gain on option contracts written               369,612
     Net realized loss on investments                           (603,488)
     Net change in unrealized depreciation of investments and
      option contracts written                                  (175,599)
                                                               ---------
   NET LOSS ON INVESTMENTS                                      (409,475)
                                                               ---------
   NET DECREASE IN NET ASSETS FROM OPERATIONS                  $(390,012)
                                                               =========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                               For the years ended
                                                                    August 31,
                                                              -----------------------
                                                                 2001        2000
                                                              ----------  -----------
OPERATIONS
 Net investment income                                        $   19,463  $    44,173
 Net realized gain on option contracts written                   369,612      271,471
 Net realized gain on investments                               (603,488)     170,857
 Net change in unrealized depreciation of investments and
  option contracts written                                      (175,599)  (1,356,452)
                                                              ----------  -----------
  Net increase (decrease) in net assets resulting from
   operations                                                   (390,012)    (869,951)
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($0.05 and $0.23
  per share, respectively)                                       (19,463)    (105,072)
 Distributions from net realized gain on investments ($0.20
  and $2.09 per share, respectively)                             (85,880)    (935,356)
CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets derived from the
  change in the number of outstanding shares(a)                 (313,799)    (348,525)
                                                              ----------  -----------
  Total increase (decrease) in net assets                       (809,154)  (2,258,904)
NET ASSETS
 Beginning of the period                                       8,410,496   10,669,400
                                                              ----------  -----------
 End of the period                                            $7,601,342  $ 8,410,496
                                                              ==========  ===========


(a)Transactions in capital shares were as follows:

                                        For the years ended August 31,
                                    ------------------------------------------
                                           2000                  1999
                                    --------------------  --------------------
                                    Shares     Amount     Shares     Amount
                                    -------  -----------  -------  -----------
Shares sold                          42,764  $   811,600   21,491  $   451,601
Shares issued in reinvestment of
 distributions from net investment
 income and realized gain on
 investments and options contracts
 written                              4,315       79,915   38,138      794,505
                                    -------  -----------  -------  -----------
                                     47,079      891,515   59,629    1,246,106
Shares redeemed                     (63,930)  (1,205,314) (79,001)  (1,594,631)
                                    -------  -----------  -------  -----------
Net increase (decrease)             (16,851) $  (313,799) (19,372) $  (348,525)
                                    =======  ===========  =======  ===========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
August 31, 2001

(1) SIGNIFICANT ACCOUNTING POLICIES

   Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

  The following is a summary of the significant accounting policies followed by the Trust:
  Security Valuation. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value. Federal Income Taxes. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Security Transactions and Dividends. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
  Option Accounting Principles. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
  Use of Estimates. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

   During the year ended August 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $6,065,798 and $5,877,914, respectively.

OLD DOMINION INVESTORS' TRUST, INC.

August 31, 2001

(3) OPTIONS WRITTEN

   A summary of option contracts written by the Trust during the year is as follows:

                                            Calls                Puts
                                     -------------------  ------------------
                                     Number of  Option    Number of  Option
                                      Options  Premiums    Options  Premiums
                                     --------- ---------  --------- --------
Options outstanding at beginning of
 year                                    684   $ 114,555     104    $ 32,683
Options written                        2,592     305,855     548     168,324
Stocks splits                             16         --        3         --
Options closed                          (267)    (41,646)    --          --
Options exercised                       (221)    (25,504)   (303)    (95,434)
Options expired                       (2,044)   (273,832)   (312)    (88,775)
                                      ------   ---------    ----    --------
Options outstanding at end of year       760   $  79,428      40    $ 16,798
                                      ======   =========    ====    ========

   As of August 31, 2001, portfolio securities valued at $3,367,011 were subject to covered call options written by the Trust.

   At August 31, 2001, the Fund had repurchase agreements with a market value of $220,000 which were held in a segregated account at its custodian bank to cover the Fund's commitments under open put option contracts written.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.

   The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $12,979 during the year ended August 31, 2001.

   Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the year ended August 31, 2001, Investors Security received $3.75 in underwriter's concessions and $8,625.49 in commissions as a retail dealer in the Trust's shares. Investors Security also received $107,569.05 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.

   Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

OLD DOMINION INVESTORS' TRUST, INC.

August 31, 2001

(5) TAX MATTERS

   This Fund also had realized additional capital losses of $302,568 for financial reporting purposes which have been deferred for Federal income tax purposes.

OLD DOMINION INVESTORS' TRUST, INC.

FINANCIAL HIGHLIGHTS

                                             Year ended August 31,
                                      -----------------------------------------
For a share outstanding throughout     2001    2000     1999     1998     1997
each period                           ------  -------  -------  ------   ------
Per Share Operating Performance
Net asset value, beginning of period  $19.40   $23.56   $22.96  $26.61   $23.09
                                      ------  -------  -------  ------   ------
Income (loss) from investment
 operations --
 Net investment income                  0.05     0.10     0.34    0.40     0.47
 Net realized and unrealized gain
  (loss) on investments                (0.95)   (1.94)    4.33   (0.38)    5.52
                                      ------  -------  -------  ------   ------
  Total from investment operations     (0.90)   (1.84)    4.67    0.02     5.99
                                      ------  -------  -------  ------   ------
Less distributions --
 Distributions from net investment
  income                                0.05     0.23     0.47    0.22     0.62
 Distributions from realized gains on
  investments                           0.20     2.09     3.60    3.65     1.65
                                      ------  -------  -------  ------   ------
  Total distributions                   0.25     2.32     4.07    3.87     2.27
                                      ------  -------  -------  ------   ------
Net asset value, end of period        $18.25   $19.40   $23.58  $22.96   $26.81
                                      ======  =======  =======  ======   ======
Total Return*                          -4.66%   -8.11%   21.88%  (0.42)%  27.44%

Ratios/Supplemental Data
Net assets, end of period (in
 thousands)                           $7,601  $10,669  $10,669  $8,896   $9,478
Ratio to average net assets --
 Expenses                               1.93%    1.99%    1.07%   1.08%    1.16%
 Net investment income                  0.24%    0.48%    1.47%   1.48%    1.88%
Portfolio turnover rate                   81%      50%      87%     86%      86%

*Calculated without deduction of sales load.

See notes to financial statements

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Old Dominion Investors' Trust, Inc.
Suffolk, Virginia

   We have audited the accompanying statement of assets and liabilities of Old Dominion Investors' Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Old Dominion Investors' Trust, Inc. for the year ended August 31, 1996 were audited by other auditors whose report dated September 26, 1996, expressed an unqualified opinion on the financial highlights.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors' Trust, Inc. as of August 31, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

   Philadelphia, Pennsylvania
   September 21, 2001

                      OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                              PHONE 757-539-2396

                                   Custodian
                                   UMB Bank
                               928 Grand Avenue
                          Kansas City, Missouri 64141

                                    Counsel
                       Troutman Sanders Mays & Valentine
                              2525 Dominion Tower
                               999 Waterside Dr.
                            Norfolk, VA 23514-3670

                                   Auditors
                       Briggs, Bunting & Dougherty, LLP
                               Two Logan Square
                                  Suite 2121
                     Philadelphia, Pennsylvania 19103-4901

                             Manager, Underwriter
                       Investors' Security Company, Inc.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396

                                Transfer Agent
                                  PFPC, Inc.
                              3200 Horizon Drive
                                P.O. Box 61503
                        King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500

OLD
DOMINION
INVESTORS TRUST, INC.
-------------------------------------------------------------------------------
                           A mutual fund since 1951




                                 ANNUAL REPORT
                                AUGUST 31, 2001